Share Capital (Details) - Schedule of stock based compensation - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Stock Based Compensation Abstract
Research and Development	$ 130,637	$ 147,696	$ 167,328
Sales and Marketing	30,804	47,031	48,671
General and Administrative	319,501	263,646	248,774
Total	$ 480,942	$ 458,373	$ 464,773